Interim Condensed Consolidated Balance Sheets (Parenthetical) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013 USD ($)	Sep. 30, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS
Interim Condensed Consolidated Balance Sheets [Abstract]
Accounts receivable, Trade, net of provision for doubtful accounts	$ 9,107		$ 7,580
Common stock, par value		0.01		0.01
Common stock, shares authorized	20,000,000	20,000,000	20,000,000	20,000,000
Common stock, shares issued	17,346,561	17,346,561	17,346,561	17,346,561